Portfolio of Investments – as of April 30, 2026 (Unaudited)
AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 101.1% of Net Assets
	Australia — 5.9%
37,407	Goodman Group	$810,450
132,948	GPT Group	458,517
247,121	Mirvac Group	305,305
292,471	Vicinity Ltd.	531,851
		2,106,123
	Belgium — 0.6%
1,522	Aedifica SA	128,307
912	VGP NV	93,628
		221,935
	Canada — 2.7%
23,683	Chartwell Retirement Residences, UNIT	375,552
57,838	Dream Industrial Real Estate Investment Trust	582,489
		958,041
	France — 1.9%
2,997	Klepierre SA	121,427
7,073	Mercialys SA	103,593
3,660	Unibail-Rodamco-Westfield(a)	444,351
		669,371
	Germany — 2.0%
3,832	LEG Immobilien SE	268,886
9,651	TAG Immobilien AG	168,303
10,606	Vonovia SE	285,760
		722,949
	Hong Kong — 3.4%
25,232	Hongkong Land Holdings Ltd.	199,485
57,576	Link REIT	289,912
41,450	Sun Hung Kai Properties Ltd.	725,668
		1,215,065
	Japan — 8.2%
136	Advance Residence Investment Corp.	140,209
224	GLP J-Reit	193,874
422	Japan Metropolitan Fund Invest	312,143
363	Japan Real Estate Investment Corp.	277,834
23,920	Mitsubishi Estate Co. Ltd.	681,678
50,387	Mitsui Fudosan Co. Ltd.	551,840
360	Nippon Building Fund, Inc.	302,317
15,320	Sumitomo Realty & Development Co. Ltd.	474,914
		2,934,809
	Netherlands — 0.6%
6,557	CTP NV(b)	123,746
3,326	Eurocommercial Properties NV	109,112
		232,858
	Singapore — 2.0%
112,820	Keppel DC REIT	208,800
319,700	Mapletree Pan Asia Commercial Trust	324,853
24,200	UOL Group Ltd.	202,450
		736,103
	Spain — 0.9%
17,784	Merlin Properties Socimi SA	310,992
	Sweden — 1.1%
40,369	Fastighets AB Balder, Class B(a)	241,494
7,414	Pandox AB	136,030
		377,524
Shares	Description	Value (†)
	Switzerland — 1.2%
2,567	Swiss Prime Site AG	$444,850
	United Kingdom — 3.7%
57,990	British Land Co. PLC	306,852
96,563	LondonMetric Property PLC	248,561
14,748	Safestore Holdings PLC	134,819
17,976	Segro PLC	170,268
65,525	Sirius Real Estate Ltd.	89,252
140,972	Tritax Big Box REIT PLC	289,359
13,295	UNITE Group PLC	83,782
		1,322,893
	United States — 66.9%
24,051	American Homes 4 Rent, Class A	765,784
7,518	AvalonBay Communities, Inc.	1,375,794
37,799	Brixmor Property Group, Inc.	1,137,372
51,646	Broadstone Net Lease, Inc.	1,022,591
36,674	CubeSmart	1,484,563
30,301	Curbline Properties Corp.	836,308
7,757	Digital Realty Trust, Inc.	1,558,692
1,894	Equinix, Inc.	2,050,880
4,368	Essex Property Trust, Inc.	1,149,701
38,564	Highwoods Properties, Inc.	937,491
12,524	LXP Industrial Trust	637,722
27,330	Pebblebrook Hotel Trust	383,986
16,627	Prologis, Inc.	2,361,366
1,832	Public Storage	554,088
17,054	Realty Income Corp.	1,095,549
6,743	Rexford Industrial Realty, Inc.	242,006
6,529	Simon Property Group, Inc.	1,330,023
38,773	VICI Properties, Inc.	1,132,172
18,289	Welltower, Inc.	3,974,931
		24,031,019
	Total Common Stocks (Identified Cost $31,513,811)	36,284,532

Principal Amount
Short-Term Investments — 0.7%
$253,728
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 4/30/2026 at 2.150% to be
repurchased at $253,743 on 5/01/2026 collateralized by
$273,500 U.S. Treasury Note, 1.500% due 11/30/2028
 valued at $258,910 including accrued interest (c)
(Identified Cost $253,728)
		253,728
	Total Investments — 101.8% (Identified Cost $31,767,539)	36,538,260
	Other assets less liabilities — (1.8)%	(643,657)
	Net Assets — 100.0%	$35,894,603

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the value of Rule 144A holdings amounted to $123,746 or
0.3% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

J-REIT	Japan Real Estate Investment Trust
REIT	Real Estate Investment Trust
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$2,106,123	$ —	$2,106,123
Belgium	—	221,935	—	221,935
France	—	669,371	—	669,371
Germany	—	722,949	—	722,949
Hong Kong	—	1,215,065	—	1,215,065
Japan	646,226	2,288,583	—	2,934,809
Netherlands	123,746	109,112	—	232,858
Singapore	—	736,103	—	736,103
Spain	—	310,992	—	310,992
Sweden	136,030	241,494	—	377,524
Switzerland	—	444,850	—	444,850
United Kingdom	89,252	1,233,641	—	1,322,893
All Other Common Stocks(a)	24,989,060	—	—	24,989,060
Total Common Stocks	25,984,314	10,300,218	—	36,284,532
Short-Term Investments	—	253,728	—	253,728
Total Investments	$25,984,314	$10,553,946	$—	$36,538,260

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Currency Exposure Summary at April 30, 2026 (Unaudited)
United States Dollar	68.2%
Japanese Yen	8.2
Euro	6.0
Australian Dollar	5.9
British Pound	3.7
Hong Kong Dollar	2.8
Canadian Dollar	2.7
Singapore Dollar	2.0
Other, less than 2% each	2.3
Total Investments	101.8
Other assets less liabilities	(1.8)
Net Assets	100.0%